Participative shareholders' debentures (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial results	$ (117)	$ (241)	$ (79)	$ (77)
Liability related to debenture	$ 2,454		$ 2,454		$ 2,217
BRL [Member]
IfrsStatementLineItems [Line Items]
Average Price Per Debenture	$ 34.47	$ 35.06	$ 34.47	$ 35.06